Restructuring	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Restructuring
Restructuring

Note 12—Restructuring

As part of our ongoing effort to implement our strategy of reducing operating costs, we have evaluated our workforce and operations and made adjustments, including headcount reductions and business process reengineering resulting in optimized work flow at rental locations and maintenance facilities as well as streamlined our back-office operations and evaluated potential outsourcing opportunities. When we made adjustments to our workforce and operations, we incurred incremental expenses that delay the benefit of a more efficient workforce and operating structure, but we believe that increased operating efficiency and reduced costs associated with the operation of our business are important to our long-term competitiveness.

During 2007 through 2010, we announced several initiatives to improve our competitiveness and industry leadership through targeted job reductions. These initiatives included, but were not limited to, job reductions at our corporate headquarters and back-office operations in the U.S. and Europe. As part of our re-engineering optimization we outsourced selected functions globally. In addition, we streamlined operations and reduced costs by initiating the closure of targeted car rental locations and equipment rental branches throughout the world. The largest of these closures occurred in 2008 which resulted in closures of approximately 250 off-airport locations and 22 branches in our U.S. equipment rental business. These initiatives impacted approximately 8,500 employees.

During the first quarter of 2011, we continued to streamline operations and reduce costs with the closure of several car rental and equipment rental locations globally as well as a reduction in our workforce by approximately 100 employees.

During the second quarter of 2011, we continued to streamline operations and reduce costs with the closure of twelve equipment rental locations in the U.S., consolidation of our European headquarters and the reduction in our global workforce by approximately 50 employees.

From January 1, 2007 through June 30, 2011, we incurred $512.7 million ($244.2 million for our car rental segment, $214.7 million for our equipment rental segment and $53.8 million of other) of restructuring charges.

Additional efficiency and cost saving initiatives are being developed during 2011. However, we presently do not have firm plans or estimates of any related expenses.

Restructuring charges in our consolidated statement of operations can be summarized as follows (in millions of dollars):

	Three Months Ended June 30,		Six Months Ended June 30,
	2011	2010	2011	2010
By Type:
Involuntary termination benefits	$3.4	$1.4	$4.4	$4.8
Pension and post retirement expense	0.3	0.3	0.3	0.6
Consultant costs	0.2	—	0.3	0.7
Asset writedowns	22.6	13.7	23.3	14.5
Facility closure and lease obligation costs	6.9	3.0	10.0	6.6
Relocation costs and temporary labor costs	—	1.2	—	2.5
Other	0.3	0.7	0.1	1.3

Total	$33.7	$20.3	$38.4	$31.0

	Three Months Ended June 30,		Six Months Ended June 30,
	2011	2010	2011	2010
By Caption:
Direct operating	$30.4	$18.3	$34.5	$25.3
Selling, general and administrative	3.3	2.0	3.9	5.7

Total	$33.7	$20.3	$38.4	$31.0

	Three Months Ended June 30,		Six Months Ended June 30,
	2011	2010	2011	2010
By Segment:
Car rental	$3.5	$4.2	$4.5	$9.5
Equipment rental	29.8	16.0	33.6	20.9
Other reconciling items	0.4	0.1	0.3	0.6

Total	$33.7	$20.3	$38.4	$31.0

The following table sets forth the activity affecting the restructuring accrual during the six months ended June 30, 2011 (in millions of dollars). We expect to pay the remaining restructuring obligations relating to involuntary termination benefits over the next twelve months. The remainder of the restructuring accrual relates to future lease obligations which will be paid over the remaining term of the applicable leases.

	Involuntary Termination Benefits	Pension and Post Retirement Expense	Consultant Costs	Other	Total
Balance as of January 1, 2011	$6.3	$0.2	$0.1	$10.9	$17.5
Charges incurred	4.4	0.3	0.3	33.4	38.4
Cash payments	(7.8)	—	(0.1)	(0.8)	(8.7)
Other(1)	0.1	(0.2)	—	(26.0)	(26.1)

Balance as of June 30, 2011	$3.0	$0.3	$0.3	$17.5	$21.1

(1)
Consists of decreases of $23.3 million for asset writedowns, $2.8 million for facility closures, $0.3 million FAS 88 pension adjustment and $0.2 million for involuntary benefits, partly offset by an increase of $0.5 million due to foreign currency translation.

Note 12—Restructuring

As part of our ongoing effort to implement our strategy of reducing operating costs, we have evaluated our workforce and operations and made adjustments, including headcount reductions and business process reengineering resulting in optimized work flow at rental locations and maintenance facilities as well as streamlined our back-office operations and evaluated potential outsourcing opportunities. When we made adjustments to our workforce and operations, we incurred incremental expenses that delay the benefit of a more efficient workforce and operating structure, but we believe that increased operating efficiency and reduced costs associated with the operation of our business are important to our long-term competitiveness.

During 2007 through 2010, we announced several initiatives to improve our competitiveness and industry leadership through targeted job reductions. These initiatives included, but were not limited to, job reductions at our corporate headquarters and back-office operations in the U.S. and Europe. As part of our re-engineering optimization we outsourced selected functions globally. In addition, we streamlined operations and reduced costs by initiating the closure of targeted car rental locations and equipment rental branches throughout the world. The largest of these closures occurred in 2008 which resulted in closures of approximately 250 off-airport locations and 22 branches in our U.S. equipment rental business. These initiatives impacted approximately 12,000 employees. From January 1, 2007 through December 31, 2010, we incurred $474.1 million ($239.7 million for our car rental segment, $181.0 million for our equipment rental segment and $53.4 of other) of restructuring charges.

Additional efficiency and cost saving initiatives are being developed in 2011. However, we presently do not have firm plans or estimates of any related expenses.

Restructuring charges in our consolidated statement of operations can be summarized as follows (in millions of dollars):

	Years ended December 31,
By Type:	2010	2009	2008
Involuntary termination benefits	$12.2	$44.1	$83.8
Pension and post retirement expense	0.4	0.7	5.6
Consultant costs	1.1	7.6	10.0
Asset writedowns	20.4	36.1	93.2
Facility closure and lease obligation costs	14.3	9.3	14.1
Relocation costs	5.0	4.1	—
Contract termination costs	—	1.7	—
Other	1.3	3.2	9.5

Total	$54.7	$106.8	$216.2

	Years ended December 31,
By Caption:	2010	2009	2008
Direct operating	$43.5	$65.4	$171.6
Selling, general and administrative	11.2	41.4	44.6

Total	$54.7	$106.8	$216.2

	Years ended December 31,
By Segment:	2010	2009	2008
Car rental	$18.1	$58.7	$98.4
Equipment rental	34.7	38.2	103.2
Other reconciling items	1.9	9.9	14.6

Total	$54.7	$106.8	$216.2

The following table sets forth the activity affecting the accrual during the years ended December 31, 2010 and 2009 (in millions of dollars). We expect to pay the remaining restructuring obligations relating to involuntary termination benefits over the next twelve months. The remainder of the restructuring accrual relates to future lease obligations which will be paid over the remaining term of the applicable leases.

	Involuntary Termination Benefits	Pension and Post Retirement Expense	Consultant Costs	Other	Total
Balance as of January 1, 2009	$43.4	$0.5	$—	$16.4	$60.3
Charges incurred	44.1	0.7	7.6	54.4	106.8
Cash payments	(67.3)	—	(6.9)	(25.1)	(99.3)
Other(1)	(0.6)	(1.2)	(0.3)	(36.0)	(38.1)

Balance as of December 31, 2009	19.6	—	0.4	9.7	29.7
Charges incurred	12.2	0.4	1.1	41.0	54.7
Cash payments	(23.5)	—	(1.5)	(12.4)	(37.4)
Other(2)	(2.0)	(0.2)	0.1	(27.4)	(29.5)

Balance as of December 31, 2010	$6.3	$0.2	$0.1	$10.9	$17.5

(1)
Primarily consists of a decrease of $36.1 million for asset writedowns, $1.6 million for executive pension liability settlements and $0.8 million for contract termination costs, partly offset by a $0.2 million gain in foreign currency translation.

(2)
Consists of decreases of $20.4 million for asset writedowns, $6.5 million for facility closures, $1.6 million loss in foreign currency translation, $0.9 million in involuntary benefits and $0.2 million for executive pension liability settlements, partly offset by an increase in consultant costs of $0.1 million.